WELLS
                        Mutual Funds

May 2, 2001


Securities and Exchange Commission
Public Filing Desk
450 Fifth Street, NW
Washington, D.C. 20549

Re:	Wells Family of Real Estate Funds (the "Trust")
	File No. 333-35677

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 4) has been filed electronically.

If you have any questions, please contact me at 513-587-3403.

Very truly yours,


/s/ John F. Splain

John F. Splain
Secretary


P.O. Box 46707		       Phone: 1-800-282-1581
Cincinnati, Ohio 45246-0707    Fax:  513-587-3450       www.wellsref.com